Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2025	December 31, 2024
ROU lease assets	$8,297,961	$11,021,615

Operating lease liabilities – current	$1,777,697	$2,325,390
Operating lease liabilities – non-current	6,021,153	9,207,971
Total operating lease liabilities	$7,798,850	$11,533,361

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	5.58	6.75
Weighted average discount rate *	4.94%	4.50%

*

The Company used new incremental borrowing rate of 3.95% for its lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023 in the PRC. For lease contracts entered from the second half of fiscal year 2023 to fiscal year 2024, the Company used new incremental borrowing rate of 5.00%. For lease contracts entered in the first and second half of fiscal year 2025, the Company used new incremental borrowing rate of 4.19% and 4.18%, respectively. The Company used incremental borrowing rate of 3.75% for its lease contracts entered prior to fiscal year 2024 in the United States. For lease contracts entered in fiscal year 2024, the Company used new incremental borrowing rate of 8.00%. For lease contracts entered in fiscal year 2025, the Company used new incremental borrowing rate of 7.25%.

The Company determines its incremental borrowing rates based on the lease term, the economic environment in which the lease is denominated, and the Company’s credit risk. As a result, different incremental borrowing rates may be applied to lease contracts entered into at different times and in different jurisdictions to reflect changes in market conditions.

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

2026	$2,127,314
2027	1,795,292
2028	1,427,915
2029	1,133,806
2030	962,447
Thereafter	1,454,268
Total lease payments	8,901,042
Less: imputed interest	(1,102,192)
Present value of lease liabilities	$7,798,850